Document and Entity Information	Aug. 03, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001111928
Document Type	8-K
Document Period End Date	Aug. 03, 2021
Entity Registrant Name	IPG PHOTONICS CORP
Entity Incorporation, State or Country Code	DE
Entity File Number	001-33155
Entity Tax Identification Number	04-3444218
Entity Address, Address Line One	50 Old Webster Road
Entity Address, City or Town	Oxford
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01540
City Area Code	508
Local Phone Number	373-1100
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	IPGP
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false